PROPERTY AND EQUIPMENT, NET	9 Months Ended
Sep. 30, 2024
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET
5.	PROPERTY AND EQUIPMENT, NET

Property and equipment, including those held under finance leases, consisted of the following:

	As of
	December 31, 2023	September 30, 2024
	RMB	RMB
At cost:
Property	2,672,822	3,772,847
Leasehold improvements	5,821,394	5,996,383
Computer and network equipment	8,437,075	10,008,760
Optical fibers	142,723	142,723
Office equipment	93,543	100,243
Motor vehicles	3,937	3,937
	17,171,494	20,024,893
Less: Accumulated depreciation	(6,987,542)	(7,713,091)
	10,183,952	12,311,802
Construction-in-progress	3,444,237	3,444,905
Impairment	(603,796)	(603,454)
Property and equipment, net	13,024,393	15,153,253

Depreciation expense was RMB1,214,168 and RMB1,066,483 for the nine months ended September 30, 2023 and 2024, respectively, and were included in the following captions:

	For the nine months periods
	ended September 30,
	2023	2024
	RMB	RMB
Cost of revenues	1,147,638	1,021,616
Sales and marketing expenses	1,377	937
General and administrative expenses	28,189	23,680
Research and development expenses	36,964	20,250
	1,214,168	1,066,483

5.	PROPERTY AND EQUIPMENT, NET (CONTINUED)

The carrying amounts of the Company’s property and equipment held under finance leases at respective balance sheet dates were as follows:

	As of
	December 31, 2023	September 30, 2024
	RMB	RMB
Property	993,158	1,018,459
Computer and network equipment	648,989	941,513
Optical fibers	137,924	137,924
	1,780,071	2,097,896
Less: Accumulated depreciation	(709,209)	(821,390)
	1,070,862	1,276,506
Construction-in-progress	219,283	—
Impairment	(19,361)	(19,136)
	1,270,784	1,257,370

Depreciation of property, computer and network equipment and optical fibers under finance leases was RMB149,395 and RMB112,181 for the nine months periods ended September 30, 2023 and 2024, respectively.

The carrying amounts of property and equipment pledged by the Company to secure borrowings (Note 10) granted to the Company at the respective balance sheet dates were as follows:

	As of
	December 31, 2023	September 30, 2024
	RMB	RMB
Property	155,239	370,759
Leasehold improvements	246,662	224,669
Computer and network equipment	442,167	399,180
Office equipment	1,829	1,429